June 30, 2025

Securities and Exchange Commission
Division of Trading and Markets
100 F Street, N.E.
Mail Stop 7010
Washington, DC 20549

**RE: Form 19b-4(e) – Cboe EDGA Exchange, Inc.**

To Whom It May Concern,

On behalf of Cboe EDGA Exchange, Inc., enclosed please find one (1) executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding one (1) derivative securities product that commenced trading on Cboe EDGA Exchange, Inc. on June 23, 2025. Please contact me if you have any questions in connection with this matter.

Sincerely,

Matthew Iwamaye

Matt Iwamaye
Vice President, Associate General Counsel
732.687.9355
Signature executed at 9:00am on 06/30/25

091-32088-JB

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Cboe EDGA Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   See Attached.
3. Class of New Derivative Securities Product:
   See Attached.
4. Name of Underlying Instrument:
   See Attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   See Attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
   See Attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument
   Trades: See Attached.
8. Settlement Methodology of New Derivative Securities Product:
   Trades Locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
   Not Applicable.

25003914

**Part II** — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Matt Iwamaye

Title:
Vice President, Associate General Counsel

Telephone Number:
732-687-9355

Manual Signature of Official Responsible for Form: Matthew Iwamaye [Signature executed at 9:00am on 06/30/25]

Date:
June 30, 2025

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON CBOE EDGA EXCHANGE, INC. COMMENCING ON JUNE 23, 2025

| (6) Ticker Symbol | (2) Type of Issuer of NDSP | (3) Class of NDSP | (4) Name of Underlying Instrument | (7) Market(s) upon Which Securities Comprising Underlying Instrument Trades | (5) Broad or Narrow |
| --- | --- | --- | --- | --- | --- |
| TJUN | Trust | Managed Fund Shares | FLEX Options | U.S. | N/A |